Contingencies	12 Months Ended
Dec. 31, 2024
Contingencies
Contingencies
27	Contingencies

(a)
The Group is involved in a number of legal matters, including applications to approve the filing of class actions, some of which may involve significant amounts. The developments and/or resolutions in some of such matters, including through either negotiations or litigation, are subject to a high level of uncertainty that cannot be reliably quantified at the reporting date. In addition, regulators in certain jurisdictions have become more active in their regulatory oversight over our industry.

As at December 31, 2024, the aggregated exposure in excess of provision amounts recorded by the Group with respect to legal matters, excluding those discloses below, as well as excluding claims in the ordinary course of business, which are covered by insurance, is estimated at approximately US$ 15 million.

In addition, within the ordinary course of business, the Company and its subsidiaries provided guaranties, which as at December 31, 2024 amounted to approximately US$ 45 million.

(b)
During 2017, the Company was served, together with another defendant, with an application to the Central District Court in Israel to approve the filing of class action in Israel, related to alleged breaches of competition laws in respect of carriage of vehicles form South-East Asia to Israel. The applicants estimated the total damage caused to the class of plaintiffs at a total of NIS 403 million (approximately US$ 111 million) based on an expert opinion attached to the application, although it may not necessarily be correct and/or relevant to the Company. Management, based on legal advice, believes that it has good defense arguments for dismissing the application of the claim to be approved as a class action and it is more likely than not that such application will be dismissed.

(c)
During 2017, in one jurisdiction, courts ruled against shipping agencies operating in this jurisdiction in respect of alleged overcharging of local charges from customers, including a subsidiary of the Company. The shipping agencies in that jurisdiction (including the subsidiary) have appealed to the local Supreme Court against this ruling. The shipping agencies are conducting negotiations to achieve an out of court settlement.

(d)
During 2020, in a certain jurisdiction, a claim was filed against the Company, together with other carriers operating in that jurisdiction, regarding competition and commercial issues. The involved carriers jointly responded to the claim, as well as filed a motion for its dismissal which was later denied. Subsequently, the involved carriers have filed a motion for leave to file an appeal, while the hearing of this matter is progressing.

(e)
During 2020, in a certain jurisdiction, the Company was served with a demand letter alleging the use by the Company of confiscated property in another jurisdiction for which the potential plaintiffs are allegedly entitled to compensation. Management, based on legal advice, believes it is more likely than not that this matter, if materialized to an asserted claim, will be rejected.

(f)	In January 2022, an industry-related investigation involving a subsidiary of the Company was initiated in a certain jurisdiction. Since then, there were no significant updates relating to this matter.

(g)
In September 2022, a certain customer filed a complaint against the Company with the Federal Maritime Commission (FMC), alleging that the Company overly charged certain demurrage, detention and storage fees, in violation of the applicable regulation. The parties have submitted their evidence and arguments to the FMC and are waiting for the FMC’s ruling on this matter, currently expected in 2025.

(h)
In September 2022, following communications between the parties, the Company was approached by a state regulator in a certain jurisdiction indicating that the Company did not meet the local environmental regulation. The Company and the regulator are conducting negotiations to settle this matter.

(i)
In June 2023, a local court accepted an appeal on the decision to exclude a subsidiary of the Company from an industry-related competition law investigation, initiated in 2020, which consequently is expected to be re-launched. At this preliminary stage, based on the opinion of the Company’s legal advisors, the outcome of this matter cannot be assessed.

(j)
In December 2023, in one jurisdiction, the Company’s wholly owned subsidiary was approached by the local customs authorities with a request to provide information regarding voyages of the Company’s vessels to that jurisdiction, which included carriage of military cargo, in order to ascertain if the Company had all the necessary permits to carry such cargo to, through, and from that jurisdiction. Simultaneously at that jurisdiction, a criminal complaint was filed against the Company, coupled with a request to appoint an investigating judge to investigate an alleged violation of local law by the Company by virtue of the Company arriving to that jurisdiction with military cargo on board.

At this stage, based on the opinion of the Company’s legal advisors, the outcome of these proceedings cannot be assessed.

(k)
During the third quarter of 2024, the Company was approached by the Federal Maritime Commission (FMC), requesting the Company to provide certain information regarding its demurrage and detention practices vis-à-vis a number of its customers during the period of 2023 and 2024. The Company is assessing this request for information, and at this preliminary stage is unable to assess its potential consequences, if any.

(l)
The legal matters mentioned in sections (c), (d), (f), (i) (j) and (k) above do not include a specific claimed amount, and/or, based on the Group’s legal advisors, the outcome of which, if any, can't be assessed in this preliminary stage. Those matters, based on their alleged claims, regardless of their validity and merits, may each result in a potential exposure of tens of millions of US dollars. However, the developments and/or resolutions in such matters, including through either negotiations or litigation, are subject to significant level of uncertainty that cannot be reliably quantified at the reporting date.

(m)
Based on legal advice and management estimation, the Group included a provision in its financial statements in respect of amounts it is more likely than not to bear. Regarding the provision recognized in respect of legal matters, including insurance claims - see Note 16.